Liquidity and Capital Resources (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 11, 2022	Jul. 21, 2021	Sep. 30, 2022	Dec. 31, 2021
Liquidity and Capital Resources (Details) [Line Items]
Going concern			1 year	1 year
Going concern period			1 year	1 year
Cash on hand			$ 31,766
Commitment amount	$ 350,000
Commitment discount percentage	3.00%
Agreed to shares issue (in Shares)	789,016
Exceeds per share (in Dollars per share)			$ 0.62
Purchase amount			$ 40,000
Received amount			20,000
Remaining balance amount			20,000
Total exercise price cash			20,000
Accumulated deficit			3,322,685	$ 2,907,644
Gross proceeds		$ 990,983
Principal amount			$ 8,451	9,411
Transaction costs		84,278
Liabilities		$ 139,557
Net proceeds				$ 767,148
Business Combination [Member]
Liquidity and Capital Resources (Details) [Line Items]
Outstanding shares percentage			9.99%
Class A Common Stock [Member]
Liquidity and Capital Resources (Details) [Line Items]
Commitment amount	$ 200,000
Agreed to shares issue (in Shares)	789,016			167,280,677
Class A Common Stock [Member] | Business Combination [Member]
Liquidity and Capital Resources (Details) [Line Items]
Outstanding shares percentage			19.99%